THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                      SUPPLEMENT DATED FEBRUARY 9, 1998 TO
                        PROSPECTUS DATED JANUARY 2, 1998
                           AS AMENDED FEBRUARY 6, 1998


     Institutional Shares of Value Fund are currently not offered for sale.



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                                  THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                      SUPPLEMENT DATED FEBRUARY 9, 1998 TO
                        PROSPECTUS DATED JANUARY 2, 1998
                           AS AMENDED FEBRUARY 6, 1998


    Investor Shares of Mid Cap Value Fund are currently not offered for sale.